Share-Based Payment Arrangements - Summary Of Share-Based Compensation (Detail) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	$ 485,032	$ 448,268	$ 929,493	$ 1,184,187	$ 1,867,915	$ 1,454,235	$ 1,468,361
Stock Options [Member]
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	58,876	140,090	379,464	387,880	908,293	677,452	820,613
Restricted Share Units [Member]
Explanation Of Effect Of Share Based Payments On Profit Or Loss [Line Items]
Expense from share-based payment transactions	$ 426,156	$ 308,178	$ 550,029	$ 796,307	$ 959,622	$ 776,783	$ 647,748